CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 share $ / shares	Dec. 31, 2019 share $ / shares
Capital Stock [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	8,758,750	7,627,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.38	$ 1.99
Number of share options granted in share-based payment arrangement | share	225,000	1,976,250
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 12.25	$ 7.94
Number of share options exercised in share-based payment arrangement | share	(2,927,250)	(795,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.63	$ 1.33
Number of share options forfeited in share-based payment arrangement | share	(25,000)	(50,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 8.21	$ 3.24
Number of share options outstanding in share-based payment arrangement at end of period | share	6,031,500	8,758,750
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.55	$ 3.38